Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000222701 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000222701 | T. Rowe Price International Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000222701 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000222701 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000222701 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000222701 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000222701 | T. Rowe Price Mid-Cap Index Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000222701 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000222701 | T. Rowe Price Small-Cap Index Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000222701 | T. Rowe Price Emerging Markets Discovery Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000222701 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	73.00%
C000222701 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000222701 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000222701 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000222701 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000222700 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000222700 | T. Rowe Price International Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000222700 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000222700 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000222700 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000222700 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000222700 | T. Rowe Price Mid-Cap Index Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000222700 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000222700 | T. Rowe Price Small-Cap Index Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000222700 | T. Rowe Price Emerging Markets Discovery Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000222700 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	73.00%
C000222700 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000222700 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000222700 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000222700 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.00%